                                 AIM FUNDS GROUP

            AIM Basic Balanced Fund -- Class A, B, C, R and Investor

                      Supplement dated June 29, 2007 to the
                         Prospectuses dated May 1, 2007

                                AIM GROWTH SERIES

            AIM Conservative Allocation Fund -- Class A, B, C and R
               AIM Growth Allocation Fund -- Class A, B, C and R
               AIM Income Allocation Fund -- Class A, B, C and R
                AIM Independence Now Fund -- Class A, B, C and R
               AIM Independence 2010 Fund -- Class A, B, C and R
               AIM Independence 2020 Fund -- Class A, B, C and R
               AIM Independence 2030 Fund -- Class A, B, C and R
               AIM Independence 2040 Fund -- Class A, B, C and R
               AIM Independence 2050 Fund -- Class A, B, C and R
            AIM International Allocation Fund -- Class A, B, C and R
              AIM Mid Cap Core Equity Fund -- Class A, B, C and R
              AIM Moderate Allocation Fund -- Class A, B, C and R
           AIM Moderate Growth Allocation Fund -- Class A, B, C and R
                 AIM Moderately Conservative Allocation Fund --
                              Class A, B, C and R
           AIM Small Cap Growth Fund -- Class A, B, C, R and Investor

                     Supplement dated June 29, 2007 to the
                         Prospectuses dated May 1, 2007

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" of the prospectus:

      "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

The following replaces in its entirety the information appearing under the first paragraph under the heading "PURCHASING SHARES -- AUTOMATIC DIVIDEND AND DISTRIBUTION INVESTMENT" on page A-7 of the prospectus:

"Your dividends and distributions may be paid in cash or reinvested in the same fund or another fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same fund and no checks will be issued. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

      - Your account balance in the fund paying the dividend or distribution must be at least $5,000; and

      - Your account balance in the fund receiving the dividend or distribution must be at least $500."

           AIM EUROPEAN SMALL COMPANY FUND -- CLASS A, B AND C SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007


    The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 4 of the prospectus:

    "FEE TABLE

    This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-----------------------------------------------------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                                      CLASS A           CLASS B         CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                                                    5.50%             None            None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption proceeds, whichever
is less)                                                                               None(1)           5.00%           1.00%
Redemption/Exchange Fee(2)(as a
percentage of amount
redeemed/exchanged)                                                                    2.00%             2.00%           2.00%
-----------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(3)
-----------------------------------------------------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                                                     CLASS A           CLASS B         CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
Management Fees(4)                                                                      0.92%            0.92%           0.92%
Distribution and/or Service (12b-1) Fees                                                0.25             1.00            1.00
Other Expenses                                                                          0.37             0.37            0.37
Acquired Fund Fees and Expenses                                                         0.01             0.01            0.01
Total Annual Fund Operating Expenses                                                    1.55             2.30            2.30

      (1) A contingent deferred sales charges may apply in some cases. See "General Information-Contingent Deferred Sales Charges (CDSCs)."

      (2) You may be charged a 2.00% fee on redemptions or exchanges of Class A, Class B and Class C shares held 30 days or less. See "General Information -Redemption Fees" for more information.

      (3) There is no guarantee that actual expenses will be the same as those shown in the table.

      (4) Effective July 1, 2007, the Board of Trustees approved a reduced contractual advisory fee schedule for the fund. Pursuant to the new fee schedule, the fund's maximum annual advisory fee rate ranges from 0.935% (for average net assets up to $250 million) to 0.76% (for average net assets over $10 billion). Management Fees have been restated to reflect the new fee schedule.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The expense example assumes you:

      (i)   invest $10,000 in the fund for the time periods indicated;

      (ii)  redeem all of your shares at the end of the periods indicated;

      (iii) earn a 5% return on your investment before operating expenses each year;

      (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and

      (v)   incur applicable initial sales charges (see "General
            Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charge).

      To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR    3 YEARS    5 YEARS     10 YEARS
-----------------------------------------------------------
Class A        $699     $1,013     $1,348       $2,294
Class B         733      1,018      1,430        2,448(1)
Class C         333       718       1,230        2,636
-----------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

              1 YEAR    3 YEARS    5 YEARS     10 YEARS
-----------------------------------------------------------
Class A        $699     $1,013     $1,348       $2,294
Class B         233       718       1,230        2,448(1)
Class C         233       718       1,230        2,636
-----------------------------------------------------------

(1) Assumes conversion of Class B shares to Class A shares, which occurs on or about the end of the month which is at least 8 years after the date on which shares were purchased, lowering your annual fund operating expenses from that time on."

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 5 of the prospectus:

"The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's returns over a 10-year period.

The example reflects the following:

      - You invest $10,000 in the fund and hold it for the entire 10-year period;

      -     Your investment has a 5% return before expenses each year;

      - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

      - Hypotheticals both with and without any applicable initial sales charge applied (see "General Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

      -     There is no sales charge on reinvested dividends.

     There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A
ANNUAL
(INCLUDES
MAXIMUM SALES
CHARGE)            YEAR 1      YEAR 2     YEAR 3      YEAR 4      YEAR 5     YEAR 6      YEAR 7      YEAR 8     YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual Expense
Ratio(1)             1.55%       1.55%       1.55%       1.55%       1.55%      1.55%       1.55%      1.55%      1.55%       1.55%
Cumulative
Return Before
Expenses             5.00%      10.25%      15.76%      21.55%      27.63%     34.01%      40.71%     47.75%     55.13%      62.89%
Cumulative
Return After
Expenses           (2.24%)       1.13%       4.62%       8.23%      11.97%     15.83%      19.82%     23.96%     28.23%      32.66%
End of Year
Balance          $9,776.03  $10,113.30  $10,462.21  $10,823.15  $11,196.55 $11,582.83  $11,982.44 $12,395.83 $12,823.49  $13,265.90
Estimated
Annual Expenses    $699.00     $154.14     $159.46     $164.96     $170.65    $176.54     $182.63    $188.93    $195.45     $202.19
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
ANNUAL (WITHOUT
MAXIMUM SALES
CHARGE)           YEAR 1      YEAR 2    YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8     YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual Expense
Ratio(1)              1.55%      1.55%      1.55%       1.55%       1.55%       1.55%       1.55%      1.55%      1.55%       1.55%
Cumulative
Return Before
Expenses              5.00%     10.25%     15.76%      21.55%      27.63%      34.01%      40.71%     47.75%     55.13%      62.89%
Cumulative
Return After
Expenses              3.45%      7.02%     10.71%      14.53%      18.48%      22.57%      26.80%     31.17%     35.70%      40.38%
End of Year
Balance          $10,345.00 $10,701.90 $11,071.12  $11,453.07  $11,848.20  $12,256.97  $12,679.83 $13,117.29 $13,569.83  $14,037.99
Estimated
Annual Expenses     $157.67    $163.11    $168.74     $174.56     $180.58     $186.82     $193.26    $199.93    $206.83     $213.96
------------------------------------------------------------------------------------------------------------------------------------

CLASS B(2)       YEAR 1      YEAR 2      YEAR 3     YEAR 4      YEAR 5      YEAR 6     YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual Expense
Ratio(1)             2.30%       2.30%      2.30%       2.30%       2.30%      2.30%       2.30%       2.30%      1.55%       1.55%
Cumulative
Return Before
Expenses             5.00%      10.25%     15.76%      21.55%      27.63%     34.01%      40.71%      47.75%     55.13%      62.89%
Cumulative
Return After
Expenses             2.70%       5.47%      8.32%      11.25%      14.25%     17.33%      20.50%      23.76%     28.02%      32.44%
End of Year
Balance         $10,270.00  $10,547.29 $10,832.07  $11,124.53  $11,424.90 $11,733.37  $12,050.17  $12,375.52 $12,802.48  $13,244.16
Estimated
Annual Expenses    $233.11     $239.40    $245.86     $252.50     $259.32    $266.32     $273.51     $280.90    $195.13     $201.86
------------------------------------------------------------------------------------------------------------------------------------

CLASS C(2)       YEAR 1    YEAR 2       YEAR 3      YEAR 4       YEAR 5      YEAR 6      YEAR 7      YEAR 8     YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual Expense
Ratio(1)             2.30%       2.30%      2.30%       2.30%       2.30%      2.30%       2.30%       2.30%      2.30%       2.30%
Cumulative
Return Before
Expenses             5.00%      10.25%     15.76%      21.55%      27.63%     34.01%      40.71%      47.75%     55.13%      62.89%
Cumulative
Return After
Expenses             2.70%       5.47%      8.32%      11.25%      14.25%     17.33%      20.50%      23.76%     27.10%      30.53%
End of Year
Balance         $10,270.00  $10,547.29 $10,832.07  $11,124.53  $11,424.90 $11,733.37  $12,050.17  $12,375.52 $12,709.66  $13,052.82
Estimated
Annual Expenses    $233.11     $239.40    $245.86     $252.50     $259.32    $266.32     $273.51     $280.90    $288.48     $296.27
------------------------------------------------------------------------------------------------------------------------------------

      (1)   Your actual expenses may be higher or lower than those shown.

      (2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted."

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" found on page 6 of the prospectus:

         "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

The following replaces in its entirety the information appearing under the first paragraph under the heading "PURCHASING SHARES -- AUTOMATIC DIVIDEND AND DISTRIBUTION INVESTMENT" on page A-7 of the prospectus:

"Your dividends and distributions may be paid in cash or reinvested in the same fund or another fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same fund and no checks will be issued. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

      - Your account balance in the fund paying the dividend or distribution must be at least $5,000; and

      - Your account balance in the fund receiving the dividend or distribution must be at least $500."

                AIM GLOBAL VALUE FUND -- CLASS A, B AND C SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007


      The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 5 of the prospectus:

      "FEE TABLE

      This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                         CLASS A           CLASS B         CLASS C
--------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                       5.50%             None            None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption proceeds, whichever
is less)                                                 None(1)            5.00%           1.00%
Redemption/Exchange Fee(2) (as a
percentage of amount
redeemed/exchanged)                                       2.00%             2.00%           2.00%
--------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(3)
--------------------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                        CLASS A           CLASS B         CLASS C
--------------------------------------------------------------------------------------------------
Management Fees(4)                                        0.80%             0.80%           0.80%
Distribution and/or Service (12b-1) Fees                  0.25              1.00            1.00
Other Expenses                                            0.48              0.48            0.48
Acquired Fund Fees and Expenses                           0.02              0.02            0.02
Total Annual Fund Operating Expenses                      1.55              2.30            2.30


            (1) A contingent deferred sales charges may apply in some cases. See "General Information-Contingent Deferred Sales Charges (CDSCs)."


            (2) You may be charged a 2.00% fee on redemptions or exchanges of Class A, Class B and Class C shares held 30 days or less. See "General Information-Redemption Fee" for more information.

            (3) There is no guarantee that actual expenses will be the same as those shown in the table.

            (4) Effective July 1, 2007, the Board of Trustees approved a reduced contractual advisory fee schedule for the fund. Pursuant to the new fee schedule, the fund's maximum annual advisory fee rate ranges from 0.80% (for average net assets up to $250 million) to 0.66% (for average net assets over $10 billion). Management Fees have been restated to reflect the new fee schedule.

      If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

            As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

      EXPENSE EXAMPLE

      This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

            The expense example assumes you:

            (i)   invest $10,000 in the fund for the time periods indicated;

            (ii)  redeem all of your shares at the end of the periods indicated;

            (iii) earn a 5% return on your investment before operating expenses each year;

            (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and

            (v) incur applicable initial sales charges (see "General Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charge).

            To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                         1 YEAR    3 YEARS    5 YEARS      10 YEARS
           ---------------------------------------------------------
           Class A        $699     $1,013     $1,348       $2,294
           Class B         733      1,018      1,430        2,448(1)
           Class C         333        718      1,230        2,636

      You would pay the following expenses if you did not redeem your shares:

                         1 YEAR    3 YEARS    5 YEARS      10 YEARS
           ---------------------------------------------------------
           Class A        $699     $1,013     $1,348       $2,294
           Class B         233        718      1,230        2,448(1)
           Class C         233        718      1,230        2,636

(1) Assumes conversion of Class B shares to Class A shares, which occurs on or about the end of the month which is at least 8 years after the date on which shares were purchased, lowering your annual fund operating expenses from that time on."

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 6 of the prospectus:

"The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's returns over a 10-year period. The example reflects the following:

      - You invest $10,000 in the fund and hold it for the entire 10-year period;

      -     Your investment has a 5% return before expenses each year;

      - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

      - Hypotheticals both with and without any applicable initial sales charge applied (see "General Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

      -     There is no sales charge on reinvested dividends.

      There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A
ANNUAL
(INCLUDES
MAXIMUM
SALES
CHARGE)         YEAR 1        YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7       YEAR 8       YEAR 9
--------------------------------------------------------------------------------------------------------------------------------
Annual
Expense
Ratio(1)          1.55%         1.55%        1.55%        1.55%        1.55%        1.55%        1.55%        1.55%        1.55%
Cumulative
Return
Before
Expenses          5.00%        10.25%       15.76%       21.55%       27.63%       34.01%       40.71%       47.75%       55.13%
Cumulative
Return
After
Expenses         (2.24%)        1.13%        4.62%        8.23%       11.97%       15.83%       19.82%       23.96%       28.23%
End of
Year
Balance     $ 9,776.03    $10,113.30   $10,462.21   $10,823.15   $11,196.55   $11,582.83   $11,982.44   $12,395.83   $12,823.49
Estimated
Annual
Expenses    $   699.00    $   154.14   $   159.46   $   164.96   $   170.65   $   176.54   $   182.63   $   188.93   $   195.45
--------------------------------------------------------------------------------------------------------------------------------

CLASS A
ANNUAL
(INCLUDES
MAXIMUM
SALES
CHARGE)        YEAR 10
-----------------------
Annual
Expense
Ratio(1)          1.55%
Cumulative
Return
Before
Expenses         62.89%
Cumulative
Return
After
Expenses         32.66%
End of
Year
Balance     $13,265.90
Estimated
Annual
Expenses    $   202.19
-----------------------

CLASS A
ANNUAL
(WITHOUT
MAXIMUM
SALES
CHARGE)         YEAR 1        YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7       YEAR 8       YEAR 9
--------------------------------------------------------------------------------------------------------------------------------
Annual
Expense
Ratio(1)          1.55%         1.55%        1.55%        1.55%        1.55%        1.55%        1.55%        1.55%        1.55%
Cumulative
Return
Before
Expenses          5.00%        10.25%       15.76%       21.55%       27.63%       34.01%       40.71%       47.75%       55.13%
Cumulative
Return
After
Expenses          3.45%         7.02%       10.71%       14.53%       18.48%       22.57%       26.80%       31.17%       35.70%
End of
Year
Balance     $10,345.00    $10,701.90   $11,071.12   $11,453.07   $11,848.20   $12,256.97   $12,679.83   $13,117.29   $13,569.83
Estimated
Annual
Expenses    $   157.67    $   163.11   $   168.74   $   174.56   $   180.58   $   186.82   $   193.26   $   199.93   $   206.83
--------------------------------------------------------------------------------------------------------------------------------

CLASS A
ANNUAL
(WITHOUT
MAXIMUM
SALES
CHARGE)        YEAR 10
-----------------------
Annual
Expense
Ratio(1)          1.55%
Cumulative
Return
Before
Expenses         62.89%
Cumulative
Return
After
Expenses         40.38%
End of
Year
Balance     $14,037.99
Estimated
Annual
Expenses    $   213.96
-----------------------

CLASS B(2)      YEAR 1        YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7       YEAR 8       YEAR 9
--------------------------------------------------------------------------------------------------------------------------------
Annual
Expense
Ratio(1)          2.30%         2.30%        2.30%        2.30%        2.30%        2.30%        2.30%        2.30%        1.55%
Cumulative
Return
Before
Expenses          5.00%        10.25%       15.76%       21.55%       27.63%       34.01%       40.71%       47.75%       55.13%
Cumulative
Return
After
Expenses          2.70%         5.47%        8.32%       11.25%       14.25%       17.33%       20.50%       23.76%       28.02%
End of
Year
Balance     $10,270.00    $10,547.29   $10,832.07   $11,124.53   $11,424.90   $11,733.37   $12,050.17   $12,375.52   $12,802.48
Estimated
Annual
Expenses    $   233.11    $   239.40   $   245.86   $   252.50   $   259.32   $   266.32   $   273.51   $   280.90   $   195.13
--------------------------------------------------------------------------------------------------------------------------------

CLASS B(2)     YEAR 10
-----------------------
Annual
Expense
Ratio(1)          1.55%
Cumulative
Return
Before
Expenses         62.89%
Cumulative
Return
After
Expenses         32.44%
End of
Year
Balance     $13,244.16
Estimated
Annual
Expenses    $   201.86
-----------------------

CLASS C(2)      YEAR 1        YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7       YEAR 8       YEAR 9
--------------------------------------------------------------------------------------------------------------------------------
Annual
Expense
Ratio(1)          2.30%         2.30%        2.30%        2.30%        2.30%        2.30%        2.30%        2.30%        2.30%
Cumulative
Return
Before
Expenses          5.00%        10.25%       15.76%       21.55%       27.63%       34.01%       40.71%       47.75%       55.13%
Cumulative
Return
After
Expenses          2.70%         5.47%        8.32%       11.25%       14.25%       17.33%       20.50%       23.76%       27.10%
End of
Year
Balance     $10,270.00    $10,547.29   $10,832.07   $11,124.53   $11,424.90   $11,733.37   $12,050.17   $12,375.52   $12,709.66
Estimated
Annual
Expenses    $   233.11    $   239.40   $   245.86   $   252.50   $   259.32   $   266.32   $   273.51   $   280.90   $   288.48
--------------------------------------------------------------------------------------------------------------------------------

CLASS C(2)     YEAR 10
-----------------------
Annual
Expense
Ratio(1)          2.30%
Cumulative
Return
Before
Expenses         62.89%
Cumulative
Return
After
Expenses         30.53%
End of
Year
Balance     $13,052.82
Estimated
Annual
Expenses    $   296.27
-----------------------

                  (1) Your actual expenses may be higher or lower than those shown.

                  (2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C, has not been deducted."

      The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" found on page 7 of the prospectus:

            "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

      The following replaces in its entirety the information appearing under the first paragraph under the heading "PURCHASING SHARES -- AUTOMATIC DIVIDEND AND DISTRIBUTION INVESTMENT" on page A-7 of the prospectus:

      "Your dividends and distributions may be paid in cash or reinvested in the same fund or another fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same fund and no checks will be issued. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

      You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

                  - Your account balance in the fund paying the dividend or distribution must be at least $5,000; and

                  - Your account balance in the fund receiving the dividend or distribution must be at least $500."

         AIM INTERNATIONAL SMALL COMPANY FUND -- CLASS A, B AND C SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007

The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 4 of the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES

(fees paid directly from
your investment)                                                                      CLASS A           CLASS B         CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                                                    5.50%             None            None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption proceeds, whichever
is less)                                                                               None(1)           5.00%           1.00%
Redemption/Exchange Fee(2) (as a
percentage of amount
redeemed/exchanged)                                                                    2.00%             2.00%           2.00%
-----------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(3)

(expenses that are deducted
from fund assets)                                                                     CLASS A           CLASS B         CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
Management Fees(4)                                                                      0.91%            0.91%           0.91%
Distribution and/or Service (12b-1) Fees                                                0.25             1.00            1.00
Other Expenses                                                                          0.38             0.38            0.38
Acquired Fund Fees and Expenses                                                         0.01             0.01            0.01
Total Annual Fund Operating Expenses                                                    1.55             2.30            2.30
-----------------------------------------------------------------------------------------------------------------------------------

      (1) A contingent deferred sales charge may apply in some cases. See "General Information-Contingent Deferred Sales Charges (CDSCs)."

      (2) You may be charged a 2.00% fee on redemptions or exchanges of Class A, Class B and Class C shares held 30 days or less. See "General Information -Redemption Fee" for more information.

      (3) There is no guarantee that actual expenses will be the same as those shown in the table.

      (4) Effective July 1, 2007, the Board of Trustees approved a reduced contractual advisory fee schedule for the fund. Pursuant to the new fee schedule, the fund's maximum annual advisory fee rate ranges from 0.935% (for average net assets up to $250 million) to 0.76% (for average net assets over $10 billion). Management Fees have been restated to reflect the new fee schedule.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

      The expense example assumes you:

      (i)   invest $10,000 in the fund for the time periods indicated;

      (ii)  redeem all of your shares at the end of the periods indicated;

      (iii) earn a 5% return on your investment before operating expenses each year;

      (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and

      (v)   incur applicable initial sales charges (see "General
            Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charge).

      To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


              1 YEAR    3 YEARS    5 YEARS      10 YEARS
---------------------------------------------------------
Class A        $699     $1,013     $1,348       $2,294
Class B         733      1,018      1,430        2,448(1)
Class C         333       718       1,230        2,636
---------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:


              1 YEAR    3 YEARS    5 YEARS      10 YEARS
---------------------------------------------------------
Class A        $699     $1,013     $1,348       $2,294
Class B         233       718       1,230        2,448(1)
Class C         233       718       1,230        2,636
---------------------------------------------------------

(1) Assumes conversion of Class B shares to Class A shares, which occurs on or about the end of the month which is at least 8 years after the date on which shares were purchased, lowering your annual fund operating expenses from that time on."

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 5 of the prospectus:

"The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's returns over a 10-year period. The example reflects the following:

      - You invest $10,000 in the fund and hold it for the entire 10-year period;

      -     Your investment has a 5% return before expenses each year;

      - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

      - Hypotheticals both with and without any applicable initial sales charge applied (see "General Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

      -     There is no sales charge on reinvested dividends.

     There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.


CLASS A
ANNUAL
(INCLUDES
MAXIMUM SALES
CHARGE)              YEAR 1     YEAR 2     YEAR 3     YEAR 4     YEAR 5     YEAR 6     YEAR 7     YEAR 8     YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Annual Expense         1.55%      1.55%      1.55%      1.55%      1.55%      1.55%      1.55%      1.55%      1.55%      1.55%
Ratio(1)
Cumulative
Return Before
Expenses               5.00%     10.25%     15.76%     21.55%     27.63%     34.01%     40.71%     47.75%     55.13%     62.89%
Cumulative
Return After
Expenses             (2.24%)      1.13%      4.62%      8.23%     11.97%     15.83%     19.82%     23.96%     28.23%     32.66%
End of Year
Balance            $9,776.03  $10,113.30 $10,462.21 $10,823.15 $11,196.55 $11,582.83 $11,982.44 $12,395.83 $12,823.49 $13,265.90
Estimated
Annual Expenses      $699.00    $154.14    $159.46    $164.96    $170.65    $176.54    $182.63    $188.93    $195.45    $202.19
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A
ANNUAL (WITHOUT
MAXIMUM SALES
CHARGE)              YEAR 1     YEAR 2     YEAR 3     YEAR 4     YEAR 5     YEAR 6     YEAR 7     YEAR 8     YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Annual Expense         1.55%      1.55%      1.55%      1.55%      1.55%      1.55%      1.55%      1.55%      1.55%      1.55%
Ratio(1)
Cumulative
Return Before
Expenses               5.00%     10.25%     15.76%     21.55%     27.63%     34.01%     40.71%     47.75%     55.13%     62.89%
Cumulative
Return After
Expenses               3.45%      7.02%     10.71%     14.53%     18.48%     22.57%     26.80%     31.17%     35.70%     40.38%
End of Year
Balance            $10,345.00 $10,701.90 $11,071.12 $11,453.07 $11,848.20 $12,256.97 $12,679.83 $13,117.29 $13,569.83 $14,037.99
Estimated
Annual Expenses      $157.67    $163.11    $168.74    $174.56    $180.58    $186.82    $193.26    $199.93    $206.83    $213.96
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B(2)           YEAR 1     YEAR 2     YEAR 3     YEAR 4     YEAR 5     YEAR 6     YEAR 7     YEAR 8     YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Annual Expense
Ratio(1)               2.30%      2.30%      2.30%      2.30%      2.30%      2.30%      2.30%      2.30%      1.55%      1.55%
Cumulative
Return Before
Expenses               5.00%     10.25%     15.76%     21.55%     27.63%     34.01%     40.71%     47.75%     55.13%     62.89%
Cumulative
Return After
Expenses               2.70%      5.47%      8.32%     11.25%     14.25%     17.33%     20.50%     23.76%     28.02%     32.44%
End of Year
Balance            $10,270.00 $10,547.29 $10,832.07 $11,124.53 $11,424.90 $11,733.37 $12,050.17 $12,375.52 $12,802.48 $13,244.16
Estimated
Annual Expenses      $233.11    $239.40    $245.86    $252.50    $259.32    $266.32    $273.51    $280.90    $195.13    $201.86
-----------------------------------------------------------------------------------------------------------------------------------


CLASS C(2)           YEAR 1     YEAR 2     YEAR 3     YEAR 4     YEAR 5     YEAR 6     YEAR 7     YEAR 8     YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Annual Expense
Ratio(1)               2.30%      2.30%      2.30%      2.30%      2.30%      2.30%      2.30%      2.30%      2.30%      2.30%
Cumulative
Return Before
Expenses               5.00%     10.25%     15.76%     21.55%     27.63%     34.01%     40.71%     47.75%     55.13%     62.89%
Cumulative
Return After
Expenses               2.70%      5.47%      8.32%     11.25%     14.25%     17.33%     20.50%     23.76%     27.10%     30.53%
End of Year
Balance            $10,270.00 $10,547.29 $10,832.07 $11,124.53 $11,424.90 $11,733.37 $12,050.17 $12,375.52 $12,709.66 $13,052.82
Estimated
Annual Expenses      $233.11    $239.40    $245.86    $252.50    $259.32    $266.32    $273.51    $280.90    $288.48    $296.27
-----------------------------------------------------------------------------------------------------------------------------------

      (1)   Your actual expenses may be higher or lower than those shown.

      (2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C, has not been deducted."

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" found on page 6 of the prospectus:

      "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

The following replaces in its entirety the information appearing under the first paragraph under the heading "PURCHASING SHARES -- AUTOMATIC DIVIDEND AND DISTRIBUTION INVESTMENT" on page A-7 of the prospectus:

"Your dividends and distributions may be paid in cash or reinvested in the same fund or another fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same fund and no checks will be issued. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

      - Your account balance in the fund paying the dividend or distribution must be at least $5,000; and

      - Your account balance in the fund receiving the dividend or distribution must be at least $500."

           AIM MID CAP BASIC VALUE FUND -- CLASS A, B, C AND R SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007


The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 3 of the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------

(fees paid directly from
your investment)                                         CLASS A             CLASS B            CLASS C          CLASS R
--------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                        5.50%                None             None              None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or redemption proceeds, whichever
is less)                                                   None(1)               5.00%            1.00%            None(1)
--------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(2)
-------------------------------------------------------------------------------

(expenses that are deducted
from fund assets)                                        CLASS A             CLASS B            CLASS C          CLASS R
------------------------------------------------------------------------------------------------------------------------
Management Fees(3)                                         0.74%               0.74%            0.74%             0.74%
Distribution and/or Service (12b-1) Fees                   0.25                1.00             1.00              0.50
Other Expenses                                             0.53                0.53             0.53              0.53
Acquired Fund Fees and Expenses                            0.01                0.01             0.01              0.01
Total Annual Fund Operating Expenses                       1.53                2.28             2.28              1.78
------------------------------------------------------------------------------------------------------------------------

(1) A contingent deferred sales charge may apply in some cases. See "General Information-Choosing a Shares Class-Sales Charges."

(2) There is no guarantee that actual expenses will be the same as those shown in the table.

(3) Effective July 1, 2007, the Board of Trustees approved a reduced contractual advisory fee schedule for the fund. Pursuant to the new fee schedule, the fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion). Management Fees have been restated to reflect the new fee schedule.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.


    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The expense example assumes you:

      (i)   invest $10,000 in the fund for the time periods indicated;

      (ii)  redeem all of your shares at the end of the periods indicated;

      (iii) earn a 5% return on your investment before operating expenses each year;

      (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and

      (v)   incur applicable initial sales charges (see "General
            Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charge).

      To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                    1 YEAR    3 YEARS    5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Class A                                $697     $1,007     $1,338         $2,273
Class B                                 731      1,012      1,420          2,427(1)
Class C                                 331        712      1,220          2,615
Class R                                 181        560        964          2,095
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:


                                    1 YEAR    3 YEARS    5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Class A                                $697     $1,007     $1,338         $2,273
Class B                                 231        712      1,220          2,427(1)
Class C                                 231        712      1,220          2,615
Class R                                 181        560        964          2,095
--------------------------------------------------------------------------------

(1) Assumes conversion of Class B shares to Class A shares, which occurs on or about the end of the month which is at least 8 years after the date on which shares were purchased, lowering your annual fund operating expenses from that time on."

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 4 of the prospectus:

"The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's returns over a 10-year period. The example reflects the following:


      - You invest $10,000 in the fund and hold it for the entire 10-year period;

      -     Your investment has a 5% return before expenses each year;

      - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

      - Hypotheticals both with and without any applicable initial sales charge applied (see "General Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

      -     There is no sales charge on reinvested dividends.

     There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A
ANNUAL
(INCLUDES
MAXIMUM SALES
CHARGE)              YEAR 1        YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7       YEAR 8
--------------------------------------------------------------------------------------------------------------------------
Annual Expense         1.53%         1.53%        1.53%        1.53%        1.53%        1.53%        1.53%        1.53%
Ratio(1)
Cumulative
Return Before
Expenses               5.00%        10.25%       15.76%       21.55%       27.63%       34.01%       40.71%       47.75%
Cumulative
Return After
Expenses              (2.22%)        1.17%        4.68%        8.32%       12.07%       15.96%       19.99%       24.15%
End of Year
Balance          $ 9,777.92    $10,117.21   $10,468.28   $10,831.52   $11,207.38   $11,596.27   $11,998.67   $12,415.02
Estimated
Annual Expenses  $   697.09    $   152.20   $   157.48   $   162.94   $   168.60   $   174.45   $   180.50   $   186.76
--------------------------------------------------------------------------------------------------------------------------

CLASS A
ANNUAL
(INCLUDES
MAXIMUM SALES
CHARGE)               YEAR 9      YEAR 10
------------------------------------------
Annual Expense          1.53%        1.53%
Ratio(1)
Cumulative
Return Before
Expenses               55.13%       62.89%
Cumulative
Return After
Expenses               28.46%       32.92%
End of Year
Balance           $12,845.82   $13,291.57
Estimated
Annual Expenses   $   193.25   $   199.95
------------------------------------------


CLASS A
(WITHOUT
MAXIMUM SALES
CHARGE)              YEAR 1        YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7       YEAR 8
-------------------------------------------------------------------------------------------------------------------------
Annual Expense         1.53%         1.53%        1.53%        1.53%        1.53%        1.53%        1.53%        1.53%
Ratio(1)
Cumulative
Return Before
Expenses               5.00%        10.25%       15.76%       21.55%       27.63%       34.01%       40.71%       47.75%
Cumulative
Return After
Expenses               3.47%         7.06%       10.78%       14.62%       18.60%       22.71%       26.97%       31.38%
End of Year
Balance          $10,347.00    $10,706.04   $11,077.54   $11,461.93   $11,859.66   $12,271.19   $12,697.00   $13,137.59
Estimated
Annual Expenses  $   155.65    $   161.06   $   166.64   $   172.43   $   178.41   $   184.60   $   191.01   $   197.63
-------------------------------------------------------------------------------------------------------------------------

CLASS A
(WITHOUT
MAXIMUM SALES
CHARGE)                YEAR 9      YEAR 10
-------------------------------------------
Annual Expense           1.53%        1.53%
Ratio(1)
Cumulative
Return Before
Expenses                55.13%       62.89%
Cumulative
Return After
Expenses                35.93%       40.65%
End of Year
Balance            $13,593.46   $14,065.15
Estimated
Annual Expenses    $   204.49   $   211.59
-------------------------------------------


CLASS B(2)           YEAR 1        YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7       YEAR 8
--------------------------------------------------------------------------------------------------------------------------
Annual Expense         2.28%         2.28%        2.28%        2.28%        2.28%        2.28%        2.28%        2.28%
Ratio(1)
Cumulative
Return Before
Expenses               5.00%        10.25%       15.76%       21.55%       27.63%       34.01%       40.71%       47.75%
Cumulative
Return After
Expenses               2.72%         5.51%        8.38%       11.33%       14.36%       17.47%       20.67%       23.95%
End of Year
Balance          $10,272.00    $10,551.40   $10,838.40   $11,133.20   $11,436.02   $11,747.08   $12,066.60   $12,394.82
Estimated
Annual Expenses  $   231.10    $   237.39   $   243.84   $   250.48   $   257.29   $   264.29   $   271.48   $   278.86
--------------------------------------------------------------------------------------------------------------------------

CLASS B(2)            YEAR 9      YEAR 10
------------------------------------------
Annual Expense          1.53%        1.53%
Ratio(1)
Cumulative
Return Before
Expenses               55.13%       62.89%
Cumulative
Return After
Expenses               28.25%       32.70%
End of Year
Balance           $12,824.92   $13,269.94
Estimated
Annual Expenses   $   192.93   $   199.63
------------------------------------------

CLASS C(2)           YEAR 1        YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7       YEAR 8
--------------------------------------------------------------------------------------------------------------------------
Annual Expense         2.28%         2.28%        2.28%        2.28%        2.28%        2.28%        2.28%        2.28%
Ratio(1)
Cumulative
Return Before
Expenses               5.00%        10.25%       15.76%       21.55%       27.63%       34.01%       40.71%       47.75%
Cumulative
Return After
Expenses               2.72%         5.51%        8.38%       11.33%       14.36%       17.47%       20.67%       23.95%
End of Year
Balance          $10,272.00    $10,551.40   $10,838.40   $11,133.20   $11,436.02   $11,747.08   $12,066.60   $12,394.82
Estimated
Annual Expenses  $   231.10    $   237.39   $   243.84   $   250.48   $   257.29   $   264.29   $   271.48   $   278.86
--------------------------------------------------------------------------------------------------------------------------

CLASS C(2)            YEAR 9      YEAR 10
------------------------------------------
Annual Expense          2.28%        2.28%
Ratio(1)
Cumulative
Return Before
Expenses               55.13%       62.89%
Cumulative
Return After
Expenses               27.32%       30.78%
End of Year
Balance           $12,731.96   $13,078.26
Estimated
Annual Expenses   $   286.45   $   294.24
------------------------------------------


CLASS R              YEAR 1        YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7       YEAR 8
--------------------------------------------------------------------------------------------------------------------------
Annual Expense         1.78%         1.78%        1.78%        1.78%        1.78%        1.78%        1.78%        1.78%
Ratio(1)
Cumulative
Return Before
Expenses               5.00%        10.25%       15.76%       21.55%       27.63%       34.01%       40.71%       47.75%
Cumulative
Return After
Expenses               3.22%         6.54%        9.97%       13.52%       17.17%       20.94%       24.84%       28.86%
End of Year
Balance          $10,322.00    $10,654.37   $10,997.44   $11,351.56   $11,717.08   $12,094.37   $12,483.81   $12,885.78
Estimated
Annual Expenses  $   180.87    $   186.69   $   192.70   $   198.91   $   205.31   $   211.92   $   218.75   $   225.79
--------------------------------------------------------------------------------------------------------------------------

CLASS R               YEAR 9      YEAR 10
------------------------------------------
Annual Expense          1.78%        1.78%
Ratio(1)
Cumulative
Return Before
Expenses               55.13%       62.89%
Cumulative
Return After
Expenses               33.01%       37.29%
End of Year
Balance           $13,300.71   $13,728.99
Estimated
Annual Expenses   $   233.06   $   240.56
------------------------------------------


(1)  Your actual expenses may be higher or lower than those shown.

(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C, has not been deducted."

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT -- THE ADVISOR" found on page 7 of the prospectus:

         "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

The following replaces in its entirety the information appearing under the first paragraph under the heading "PURCHASING SHARES -- AUTOMATIC DIVIDEND AND DISTRIBUTION INVESTMENT" on page A-7 of the prospectus:

"Your dividends and distributions may be paid in cash or reinvested in the same fund or another fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same fund and no checks will be issued. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

      - Your account balance in the fund paying the dividend or distribution must be at least $5,000; and

      - Your account balance in the fund receiving the dividend or distribution must be at least $500."

                AIM SELECT EQUITY FUND -- CLASS A, B AND C SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007


The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 4 of the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
---------------------------------------------------------------------------

(fees paid directly from
your investment)                                         CLASS A             CLASS B            CLASS C
-----------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                       5.50%                None              None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption proceeds, whichever
is less)                                                  None(1)              5.00%             1.00%
-----------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(2)
---------------------------------------------------------------------------

(expenses that are deducted
from fund assets)                                        CLASS A             CLASS B            CLASS C
-----------------------------------------------------------------------------------------------------------
Management Fees                                           0.70%                0.70%             0.70%
Distribution and/or Service (12b-1) Fees                  0.25                 1.00              1.00
Other Expenses                                            0.46                 0.46              0.46
Acquired Fund Fees and Expenses                           0.00                 0.00              0.00
Total Annual Fund Operating Expenses                      1.41                 2.16              2.16

----------

      (1) A contingent deferred sales charges may apply in some cases. See "General Information-Contingent Deferred Sales Charges (CDSCs)."

      (2) There is no guarantee that actual expenses will be the same as those shown in the table.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

      As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

      The expense example assumes you:

      (i)   invest $10,000 in the fund for the time periods indicated;

      (ii)  redeem all of your shares at the end of the periods indicated;

      (iii) earn a 5% return on your investment before operating expenses each year;

      (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and

      (v)   incur applicable initial sales charges (see "General
            Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charnge).

      To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR    3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------
Class A        $686      $972      $1,279       $2,148
Class B         719       976       1,359        2,303(1)
Class C         319       676       1,159        2,493
-------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

              1 YEAR    3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------
Class A        $686      $972      $1,279       $2,148
Class B         219       676       1,159        2,303(1)
Class C         219       676       1,159        2,493
-------------------------------------------------------

----------

(1) Assumes conversion of Class B shares to Class A shares, which occurs on or about the end of the month which is at least 8 years after the date on which shares were purchased, lowering your annual fund operating expenses from that time on."

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 5 of the prospectus:

"The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's returns over a 10-year period. The example reflects the following:

      - You invest $10,000 in the fund and hold it for the entire 10-year period;

      -     Your investment has a 5% return before expenses each year;

      - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

      - Hypotheticals both with and without any applicable initial sales charge applied (see "General Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

      -     There is no sales charge on reinvested dividends.

      There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A
ANNUAL
(INCLUDES
MAXIMUM
SALES
CHARGE)       YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual
Expense
Ratio(1)          1.41%        1.41%       1.41%       1.41%       1.41%       1.41%       1.41%       1.41%       1.41%       1.41%
Cumulative
Return
Before
Expenses          5.00%       10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return
After
Expenses         (2.11%)       1.41%       5.05%       8.82%      12.73%      16.77%      20.96%      25.31%      29.81%      34.47%
End of
Year
Balance     $ 9,789.26   $10,140.69  $10,504.74  $10,881.86  $11,272.52  $11,677.20  $12,096.41  $12,530.68  $12,980.53  $13,446.53
Estimated
Annual
Expenses    $   685.64   $   140.51  $   145.55  $   150.78  $   156.19  $   161.80  $   167.60  $   173.62  $   179.85  $   186.31
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
ANNUAL
(WITHOUT
MAXIMUM
SALES
CHARGE)       YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual
Expense
Ratio(1)          1.41%        1.41%       1.41%       1.41%       1.41%       1.41%       1.41%       1.41%       1.41%       1.41%
Cumulative
Return
Before
Expenses          5.00%       10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return
After
Expenses          3.59%        7.31%      11.16%      15.15%      19.29%      23.57%      28.00%      32.60%      37.36%      42.29%
End of
Year
Balance     $10,359.00   $10,730.89  $11,116.13  $11,515.20  $11,928.59  $12,356.83  $12,800.44  $13,259.97  $13,736.01  $14,229.13
Estimated
Annual
Expenses    $   143.53   $   148.68  $   154.02  $   159.55  $   165.28  $   171.21  $   177.36  $   183.73  $   190.32  $   197.15
------------------------------------------------------------------------------------------------------------------------------------

CLASS B(2)    YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual
Expense
Ratio(1)          2.16%        2.16%       2.16%       2.16%       2.16%       2.16%       2.16%       2.16%       1.41%       1.41%
Cumulative
Return
Before
Expenses          5.00%       10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return
After
Expenses          2.84%        5.76%       8.76%      11.85%      15.03%      18.30%      21.66%      25.11%      29.60%      34.26%
End of
Year
Balance     $10,284.00   $10,576.07  $10,876.43  $11,185.32  $11,502.98  $11,829.66  $12,165.63  $12,511.13  $12,960.28  $13,425.55
Estimated
Annual
Expenses    $   219.07   $   225.29  $   231.69  $   238.27  $   245.03  $   251.99  $   259.15  $   266.51  $   179.57  $   186.02
------------------------------------------------------------------------------------------------------------------------------------

CLASS C(2)    YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual
Expense
Ratio(1)          2.16%        2.16%       2.16%       2.16%       2.16%       2.16%       2.16%       2.16%       2.16%       2.16%
Cumulative
Return
Before
Expenses          5.00%       10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return
After
Expenses          2.84%        5.76%       8.76%      11.85%      15.03%      18.30%      21.66%      25.11%      28.66%      32.32%
End of
Year
Balance     $10,284.00   $10,576.07  $10,876.43  $11,185.32  $11,502.98  $11,829.66  $12,165.63  $12,511.13  $12,866.45  $13,231.85
Estimated
Annual
Expenses    $   219.07   $   225.29  $   231.69  $   238.27  $   245.03  $   251.99  $   259.15  $   266.51  $   274.08  $   281.86
------------------------------------------------------------------------------------------------------------------------------------

----------

      (1)   Your actual expenses may be higher or lower than those shown.

      (2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C, has not been deducted."

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" found on page 6 of the prospectus:

      "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

The following replaces in its entirety the information appearing under the first paragraph under the heading "PURCHASING SHARES -- AUTOMATIC DIVIDEND DISTRIBUTION INVESTMENT" on page A-7 of the prospectus:

"Your dividends and distributions may be paid in cash or reinvested in the same fund or another fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same fund and no checks will be issued. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

      - Your account balance in the fund paying the dividend or distribution must be at least $5,000; and

      - Your account balance in the fund receiving the dividend or distribution must be at least $500."

             AIM SMALL CAP EQUITY FUND -- CLASS A, B, C AND R SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007


The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 4 of the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------

(fees paid directly from
your investment)                                         CLASS A             CLASS B            CLASS C          CLASS R
-----------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                       5.50%                None              None              None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption proceeds, whichever
is less)                                                  None(1)              5.00%             1.00%             None(1)
-----------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(2)
--------------------------------------------------------------------------------

(expenses that are deducted
from fund assets)                                        CLASS A             CLASS B            CLASS C          CLASS R
-----------------------------------------------------------------------------------------------------------------------------
Management Fees(3)                                        0.74%                0.74%             0.74%             0.74%
Distribution and/or Service (12b-1) Fees                  0.25                 1.00              1.00              0.50
Other Expenses                                            0.50                 0.50              0.50              0.50
Acquired Fund Fees and Expenses                           0.00                 0.00              0.00              0.00
Total Annual Fund Operating Expenses                      1.49                 2.24              2.24              1.74

----------

      (1) A contingent deferred sales charge may apply in some cases. See "General Information-Contingent Deferred Sales Charges (CDSCs)."

      (2) There is no guarantee that actual expenses will be the same as those shown in the table.

      (3) Effective July 1, 2007, the Board of Trustees approved a reduced contractual advisory fee schedule for the fund. Pursuant to the new fee schedule, the fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion). Management Fees have been restated to reflect the new fee schedule.

If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

      The expense example assumes you:

      (i)   invest $10,000 in the fund for the time periods indicated;

      (ii)  redeem all of your shares at the end of the periods indicated;

      (iii) earn a 5% return on your investment before operating expenses each year;

      (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and

      (v)   incur applicable initial sales charges (see "General
            Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charge).

      To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR    3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------
Class A        $693      $995      $1,318       $2,232
Class B         727     1,000       1,400        2,386(1)
Class C         327       700       1,200        2,575
Class R         177       548         944        2,052
-------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

              1 YEAR    3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------
Class A        $693      $995      $1,318       $2,232
Class B         227       700       1,200        2,386(1)
Class C         227       700       1,200        2,575
Class R         177       548         944        2,052
-------------------------------------------------------

----------

(1) Assumes conversion of Class B shares to Class A shares, which occurs on or about the end of the month which is at least 8 years after the date on which shares were purchased, lowering your annual fund operating expenses from that time on."

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 5 of the prospectus:

"The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's returns over a 10-year period.

The example reflects the following:

      - You invest $10,000 in the fund and hold it for the entire 10-year period;

      -     Your investment has a 5% return before expenses each year;

      - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

      - Hypotheticals both with and without any applicable initial sales charge applied (see "Shareholder Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

      -     There is no sales charge on reinvested dividends.

     There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A
ANNUAL
(INCLUDES
MAXIMUM
SALES
CHARGE)       YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual
Expense
Ratio(1)          1.49%        1.49%       1.49%       1.49%       1.49%       1.49%       1.49%       1.49%       1.49%       1.49%
Cumulative
Return
Before
Expenses          5.00%       10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return
After
Expenses         (2.18%)       1.25%       4.80%       8.48%      12.29%      16.23%       20.31%      24.53%      28.91%     33.43%
End of
Year
Balance     $ 9,781.70   $10,125.03  $10,480.42  $10,848.28  $11,229.06  $11,623.20  $12,031.17  $12,453.47  $12,890.58  $13,343.04
Estimated
Annual
Expenses    $   693.28   $   148.31  $   153.51  $   158.90  $   164.48  $   170.25  $   176.23  $   182.41  $   188.81  $   195.44
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
(WITHOUT
MAXIMUM
SALES
CHARGE)       YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual
Expense
Ratio(1)          1.49%        1.49%       1.49%       1.49%       1.49%       1.49%       1.49%       1.49%       1.49%       1.49%
Cumulative
Return
Before
Expenses          5.00%       10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return
After
Expenses          3.51%        7.14%      10.90%      14.80%      18.83%      23.00%      27.31%      31.78%      36.41%      41.20%
End of
Year
Balance     $10,351.00   $10,714.32  $11,090.39  $11,479.67  $11,882.60  $12,299.68  $12,731.40  $13,178.27  $13,640.83  $14,119.62
Estimated
Annual
Expenses    $   151.61   $   156.94  $   162.45  $   168.15  $   174.05     $180.16  $   186.48     $193.03     $199.80  $   206.82
------------------------------------------------------------------------------------------------------------------------------------

CLASS B(2)    YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual
Expense
Ratio(1)          2.24%        2.24%       2.24%       2.24%       2.24%       2.24%       2.24%       2.24%       1.49%       1.49%
Cumulative
Return
Before
Expenses          5.00%       10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return
After
Expenses          2.76%        5.60%       8.51%      11.51%      14.58%      17.75%      21.00%      24.33%      28.70%      33.22%
End of
Year
Balance     $10,276.00   $10,559.62  $10,851.06  $11,150.55  $11,458.31  $11,774.56  $12,099.53  $12,433.48  $12,869.90  $13,321.63
Estimated
Annual
Expenses    $   227.09   $   233.36  $   239.80  $   246.42  $   253.22  $   260.21  $   267.39  $   274.77  $   188.51  $   195.13
------------------------------------------------------------------------------------------------------------------------------------

CLASS C(2)    YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------

Annual
Expense
Ratio(1)          2.24%        2.24%       2.24%       2.24%       2.24%       2.24%       2.24%       2.24%       2.24%       2.24%
Cumulative
Return
Before
Expenses          5.00%       10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return
After
Expenses          2.76%        5.60%       8.51%      11.51%      14.58%      17.75%      21.00%      24.33%      27.77%      31.29%
End of
Year
Balance     $10,276.00   $10,559.62  $10,851.06  $11,150.55  $11,458.31  $11,774.56  $12,099.53  $12,433.48  $12,776.65  $13,129.28
Estimated
Annual
Expenses    $   227.09   $   233.36  $   239.80  $   246.42  $   253.22  $   260.21  $   267.39     $274.77  $   282.35  $   290.15
------------------------------------------------------------------------------------------------------------------------------------

CLASS R       YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual
Expense
Ratio(1)          1.74%        1.74%       1.74%       1.74%       1.74%       1.74%       1.74%       1.74%       1.74%       1.74%
Cumulative
Return
Before
Expenses          5.00%       10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return
After
Expenses          3.26%        6.63%      10.10%      13.69%      17.40%      21.23%      25.18%      29.26%      33.47%      37.82%
End of
Year
Balance     $10,326.00   $10,662.63  $11,010.23  $11,369.16  $11,739.80  $12,122.51  $12,517.71  $12,925.79  $13,347.17  $13,782.28
Estimated
Annual
Expenses    $   176.84   $   182.60  $   188.55  $   194.70  $   201.05  $   207.60  $   214.37  $   221.36  $   228.57  $   236.03
------------------------------------------------------------------------------------------------------------------------------------

----------

      (1)   Your actual expenses may be higher or lower than those shown.

      (2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C, has not been deducted."

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" found on page 6 of the prospectus:

      "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

The following replaces in its entirety the information appearing under the first paragraph under the heading "PURCHASING SHARES -- AUTOMATIC DIVIDEND DISTRIBUTION INVESTMENT" on page A-7 of the prospectus:

"Your dividends and distributions may be paid in cash or reinvested in the same fund or another fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same fund and no checks will be issued. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

      - Your account balance in the fund paying the dividend or distribution must be at least $5,000; and

      - Your account balance in the fund receiving the dividend or distribution must be at least $500."

                          INSTITUTIONAL CLASS SHARES OF

                             AIM BASIC BALANCED FUND
                              AIM GLOBAL VALUE FUND
                      AIM INTERNATIONAL SMALL COMPANY FUND
                          AIM MID CAP BASIC VALUE FUND
                            AIM SMALL CAP EQUITY FUND

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007

The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 13 of the prospectus:

      "FEE TABLE

      This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the funds.

SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------------------------------
(fees paid directly from                     BASIC BALANCED    GLOBAL VALUE     INTERNATIONAL      MID CAP BASIC    SMALL CAP EQUITY
your investment)                                                                SMALL COMPANY          VALUE
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                       None             None              None              None               None
Imposed on Purchases
(as a percentage of offering
price)
Maximum Deterred Sales
Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                None             None              None              None               None
Redemption/Exchange Fee
(as a percentage of amount
redeemed/exchanged)                               None            2.00%(1)          2.00%(1)           None               None
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(2)
------------------------------------------------------------------------------------------------------------------------------------
(expenses that are deducted                 BASIC BALANCED     GLOBAL VALUE     INTERNATIONAL    MID CAP BASIC    SMALL CAP EQUITY
from fund assets))                                                              SMALL COMPANY        VALUE
------------------------------------------------------------------------------------------------------------------------------------
Management Fees                                 0.51%(3)          0.80%(4)         0.91%(4)          0.74%(4)          0.74%(4)
Distribution and/or Service
(12b-1) Fees                                     None              None             None              None              None
Other Expenses                                   0.17              0.18             0.23              0.18              0.16
Acquired Fund Fees and Expenses                  0.00              0.02             0.01              0.01              0.00
Total Annual Fund
Operating Expenses                               0.68              1.00             1.15              0.93              0.90

(1) You may be charged a 2.00% fee on redemptions or exchanges of Institutional Class shares held 30 days or less. See "General Information -- Redeeming Shares -- Redemption Fee" for more information.

(2) There is no guarantee that actual expenses will be the same as those shown in the table.

(3) Through at least December 31, 2012, the advisor has contractually agreed to waive advisory fees for Basic Balanced to the extent necessary so that the advisory fees payable by Basic Balanced do not exceed a specified maximum annual advisory fee rate, which fee rate includes breakpoints and is based upon net asset levels. Basic Balanced's maximum advisory fee rate ranges from 0.62% (for average net assets up to $250 million) to 0.515% (for average net assets over $10 billion);

(4) Effective July 1, 2007, the Board of Trustees approved a reduced contractual advisory fee schedule for Global Value, International Small Company, Mid Cap Basic Value and Small Cap Equity. Pursuant to the new fee schedule, Global Value's maximum annual advisory fee rate ranges from 0.80% (for average net assets up to $250 million) to 0.66% (for average net assets over $10 billion); International Small Company's maximum annual advisory fee rate ranges from 0.935% (for average net assets up to $250 million) to 0.76% (for average net assets over $10 billion); and Mid Cap Basic Value's and Small Cap Equity's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion). Management Fees for the funds have been restated to reflect the new fee schedule.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.

      The expense example assumes you:

      (i)   invest $10,000 in the fund for the time periods indicated;

      (ii)  redeem all of your shares at the end of those periods indicated;

      (iii) earn a 5% return on your investment before operating expense each year; and

      (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

      To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Basic Balanced                              $69      $218      $379       $847
Global Value                                102       318       552       1,225
International Small Company                 117       365       633       1,398
Mid Cap Basic Value                          95       296       515       1,143
Small Cap Equity                             92       287       498      1,108"
--------------------------------------------------------------------------------

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 14 of the prospectus:

      "The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of each fund's expenses, including advisory fees and other fund costs, on each fund's returns over a 10-year period. The example reflects the following:

      - You invest $10,000 in the fund and hold it for the entire 10-year period;

      -     Your investment has a 5% return before expenses each year; and

      - The funds' current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

            There is no assurance that the annual expense ratio will be the expense ratio for a fund's Institutional Class for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

BASIC              YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
BALANCED  --
INSTITUTIONAL
CLASS
------------------------------------------------------------------------------
Annual                  0.68%       0.68%       0.68%       0.68%       0.68%
Expense Ratio*
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After            4.32%       8.83%      13.53%      18.43%      23.55%
Expenses
End of Year       $10,432.00  $10,882.66  $11,352.79  $11,843.23  $12,354.86
Balance
Estimated
Annual               $69.47      $72.47      $75.60      $78.87      $82.27
Expenses
------------------------------------------------------------------------------

BASIC              YEAR 6       YEAR 7     YEAR 8      YEAR 9      YEAR 10
BALANCED  --
INSTITUTIONAL
CLASS
----------------------------------------------------------------------------
Annual                  0.68%       0.68%       0.68%       0.68%       0.68%
Expense Ratio*
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After           28.89%      34.45%      40.26%      46.32%      52.64%
Expenses
End of Year       $12,888.59  $13,445.38  $14,026.22  $14,632.15  $15,264.26
Balance
Estimated
Annual               $85.83      $89.54      $93.40      $97.44     $101.65
Expenses
----------------------------------------------------------------------------

GLOBAL VALUE       YEAR 1       YEAR 2     YEAR 3      YEAR 4      YEAR 5
--
INSTITUTIONAL
CLASS
------------------------------------------------------------------------------
Annual Expense          1.00%       1.00%       1.00%       1.00%       1.00%
Ratio*
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After            4.00%       8.16%      12.49%      16.99%      21.67%
Expenses
End of Year       $10,400.00  $10,816.00  $11,248.64  $11,698.59  $12,166.53
Balance
Estimated            $102.00     $106.08     $110.32     $114.74     $119.33
Annual Expenses
------------------------------------------------------------------------------

GLOBAL VALUE       YEAR 6      YEAR 7       YEAR 8      YEAR 9     YEAR 10
--
INSTITUTIONAL
CLASS
----------------------------------------------------------------------------
Annual Expense          1.00%       1.00%       1.00%       1.00%       1.00%
Ratio*
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After           26.53%      31.59%      36.86%      42.33%      48.02%
Expenses
End of Year       $12,653.19  $13,159.32  $13,685.69  $14,233.12  $14,802.44
Balance
Estimated            $124.10     $129.06     $134.23     $139.59     $145.18
Annual Expenses
----------------------------------------------------------------------------

INTERNATIONAL       YEAR 1     YEAR 2      YEAR 3      YEAR 4       YEAR 5
SMALL COMPANY
-- INSTITUTIONAL
CLASS
------------------------------------------------------------------------------
Annual Expense          1.15%       1.15%       1.15%       1.15%       1.15%
Ratio*
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After            3.85%       7.85%      12.00%      16.31%      20.79%
Expenses
End of Year       $10,385.00  $10,784.82  $11,200.04  $11,631.24  $12,079.04
Balance
Estimated Annual     $117.21     $121.73     $126.41     $131.28     $136.33
Expenses
------------------------------------------------------------------------------

INTERNATIONAL      YEAR 6      YEAR 7       YEAR 8      YEAR 9     YEAR 10
SMALL COMPANY
-- INSTITUTIONAL
CLASS
----------------------------------------------------------------------------
Annual Expense          1.15%       1.15%       1.15%       1.15%       1.15%
Ratio*
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After           25.44%      30.27%      35.29%      40.49%      45.90%
Expenses
End of Year       $12,544.09  $13,027.03  $13,528.57  $14,049.42  $14,590.33
Balance
Estimated Annual     $141.58     $147.03     $152.69     $158.57     $164.68
Expenses
----------------------------------------------------------------------------

MID CAP BASIC      YEAR 1       YEAR 2     YEAR 3      YEAR 4      YEAR 5
VALUE  --
INSTITUTIONAL
CLASS
------------------------------------------------------------------------------
Annual Expense          0.93%       0.93%       0.93%       0.93%       0.93%
Ratio*
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After            4.07%       8.31%      12.71%      17.30%      22.08%
Expenses
End of Year       $10,407.00  $10,830.56  $11,271.37  $11,730.11  $12,207.53
Balance
Estimated             $94.89      $98.75     $102.77     $106.96     $111.31
Annual Expenses
------------------------------------------------------------------------------

MID CAP BASIC      YEAR 6      YEAR 7       YEAR 8      YEAR 9     YEAR 10
VALUE  --
INSTITUTIONAL
CLASS
----------------------------------------------------------------------------
Annual Expense          0.93%       0.93%       0.93%       0.93%       0.93%
Ratio*
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After           27.04%      32.21%      37.60%      43.20%      49.02%
Expenses
End of Year       $12,704.38  $13,221.44  $13,759.56  $14,319.57  $14,902.38
Balance
Estimated            $115.84     $120.56     $125.46     $130.57     $135.88
Annual Expenses
----------------------------------------------------------------------------

SMALL CAP          YEAR 1       YEAR 2     YEAR 3      YEAR 4      YEAR 5
EQUITY  --
INSTITUTIONAL
CLASS
------------------------------------------------------------------------------
Annual Expense          0.90%       0.90%       0.90%       0.90%       0.90%
Ratio*
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After            4.10%       8.37%      12.81%      17.44%      22.25%
Expenses
End of Year       $10,410.00  $10,836.81  $11,281.12  $11,743.65  $12,225.13
Balance
Estimated             $91.85      $95.61      $99.53     $103.61     $107.86
Annual Expenses
------------------------------------------------------------------------------

SMALL CAP          YEAR 6      YEAR 7       YEAR 8      YEAR 9     YEAR 10
EQUITY  --
INSTITUTIONAL
CLASS
----------------------------------------------------------------------------
Annual Expense          0.90%       0.90%       0.90%       0.90%       0.90%
Ratio*
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After           27.26%      32.48%      37.91%      43.57%      49.45%
Expenses
End of Year       $12,726.37  $13,248.15  $13,791.32  $14,356.76  $14,945.39
Balance
Estimated            $112.28     $116.89     $121.68     $126.67     $131.86
Annual Expenses
----------------------------------------------------------------------------

* Your actual expenses may be higher or lower than those shown."

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" found on page 15 of the prospectus:

      "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

                             AIM BASIC BALANCED FUND
                         AIM EUROPEAN SMALL COMPANY FUND
                              AIM GLOBAL VALUE FUND
                      AIM INTERNATIONAL SMALL COMPANY FUND
                          AIM MID CAP BASIC VALUE FUND
                             AIM SELECT EQUITY FUND
                            AIM SMALL CAP EQUITY FUND

                     (SERIES PORTFOLIOS OF AIM FUNDS GROUP)

                         Supplement dated June 29, 2007
          to the Statement of Additional Information dated May 1, 2007

Effective June 15, 2007, Robert H. Graham resigned as Trustee and Vice Chair of the Trust, and any references to Mr. Graham serving as Trustee or Vice Chair are hereby removed as of the date set forth above.

Effective July 1, 2007, the following information replaces the information relating to AIM European Small Company Fund, AIM International Small Company Fund, AIM Global Value Fund, AIM Mid Cap Basic Value Fund and AIM Small Cap Equity Fund found in the table following the seventh paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES -- INVESTMENT ADVISOR" on pages 38 and 39 of the Statement of Additional Information.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      MAXIMUM
                                                                                      MAXIMUM ADVISORY FEE          ADVISORY FEE
                                                   ANNUAL RATE/NET ASSETS             RATE AFTER JANUARY 1,       RATES COMMITTED
               "FUND NAME                          PER ADVISORY AGREEMENT                     2005                   UNTIL DATE
------------------------------------------------------------------------------------------------------------------------------------
AIM European Small Company Fund           0.935% of the first $250 million                     N/A                      N/A
AIM International Small Company Fund      0.91% of the next $250 million
                                          0.885% of the next $500 million
                                          0.86% of the next $1.5 billion
                                          0.835% of the next $2.5 billion
                                          0.81% of the next $2.5 billion
                                          0.785% of the next $2.5 billion
                                          0.76% of amount over $10 billion
------------------------------------------------------------------------------------------------------------------------------------

AIM Global Value Fund                     0.80% of the first $250 million                      N/A                      N/A
                                          0.78% of the next $250 million
                                          0.76% of the next $500 million
                                          0.74% of the next $1.5 billion
                                          0.72% of the next $2.5 billion
                                          0.70% of the next $2.5 billion
                                          0.68% of the next $2.5 billion
                                          0.66% of amount over $10 billion
------------------------------------------------------------------------------------------------------------------------------------

AIM Mid Cap Basic Value Fund              0.745% of the first $250 million                     N/A                      N/A"
AIM Small Cap Equity Fund                 0.73% of the next $250 million
                                          0.715% of the next $500 million
                                          0.70% of the next $1.5 billion
                                          0.685% of the next $2.5 billion
                                          0.67% of the next $2.5 billion
                                          0.655% of the next $2.5 billion
                                          0.64% of amount over $10 billion
------------------------------------------------------------------------------------------------------------------------------------

The following information replaces in its entirety the ninth paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES -- INVESTMENT ADVISOR" on page 39 of the Statement of Additional Information.

     "AIM has contractually agreed through at least June 30, 2008, to waive advisory fees payable by each Fund in an amount equal to 100% of the advisory fee AIM receives from teh Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in the Affiliated Money Market Funds. See "Description of the Funds and Their Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies.

The tenth and eleventh paragraphs have been deleted in their entirety under the heading "INVESTMENT ADVISORY AND OTHER SERVICES -- INVESTMENT ADVISOR" on pages 39 and 40 of the Statement of Additional Information.